CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2017	[1]	$ 21,544		$ 20,966	$ 0	$ 633,439	$ (7)	$ (632,854)
Beginning Balance, shares at Dec. 31, 2017	[1]			18,000	3,429,000
Issuance of common stock from vesting of restricted stock awards	[1]	83				83
Issuance of common stock from vesting of restricted stock awards, shares	[1]				2,000
Adjustment to issuance cost related to common stock, preferred stock, and warrants issued in prior year	[1]	126		$ 32		94
Issuance of common stock through controlled equity offering facilities, net of issuance cost	[1]	5,991				5,991
Issuance of common stock through controlled equity offering facilities, net of issuance cost, shares	[1]				301,000
Issuance of common stock under employee stock purchase plans	[1]	$ 139				139
Issuance of common stock under employee stock purchase plans, shares		10,410,000			10,000
Issuance of common stock pursuant to stock option exercises	[1]	$ 164				164
Issuance of common stock pursuant to stock option exercises, shares	[1]				5,000
Stock-based compensation expenses	[1]	2,554				2,554
Net loss		(26,615)	[2]					(26,615)
Unrealized gain on available-for-sale securities	[1]	7					7
Ending Balance at Dec. 31, 2018	[1]	3,993		$ 20,998	$ 0	642,464	0	(659,469)
Ending Balance, shares at Dec. 31, 2018	[1]			18,000	3,747,000
Issuance of common and preferred stock in underwritten offering, net of issuance costs	[1]	44,568		$ 12,527	$ 1	32,040
Issuance of common and preferred stock in underwritten offering, net of issuance costs, shares	[1]			25,000	6,133,000
Conversion of preferred stock to common stock	[1]			$ (21,762)		21,762
Conversion of preferred stock to common stock, shares	[1]			(23,000)	1,195,000
Issuance of common stock from vesting of restricted stock awards	[1]	54				54
Issuance of common stock from vesting of restricted stock awards, shares	[1]				11,000
Issuance of common stock through controlled equity offering facilities, net of issuance cost	[1]	464				464
Issuance of common stock through controlled equity offering facilities, net of issuance cost, shares	[1]				40,000
Issuance of common stock under employee stock purchase plans	[1]	36				36
Issuance of common stock under employee stock purchase plans, shares	[1]				6,000
Stock-based compensation expenses	[1]	1,222				1,222
Net loss		(18,043)	[2]					(18,043)
Ending Balance at Sep. 30, 2019	[1]	32,294		$ 11,763	$ 1	698,042		(677,512)
Ending Balance, shares at Sep. 30, 2019	[1]			20,000	11,132,000
Beginning Balance at Dec. 31, 2018	[1]	3,993		$ 20,998	$ 0	642,464	0	(659,469)
Beginning Balance, shares at Dec. 31, 2018	[1]			18,000	3,747,000
Issuance of common and preferred stock in underwritten offering, net of issuance costs	[1]	44,604		$ 12,533	$ 1	32,070
Issuance of common and preferred stock in underwritten offering, net of issuance costs, shares	[1]			25,000	6,133,000
Conversion of preferred stock to common stock	[1]			$ (21,762)		21,762
Conversion of preferred stock to common stock, shares	[1]			(23,000)	1,195,000
Issuance of common stock from vesting of restricted stock awards	[1]	54				54
Issuance of common stock from vesting of restricted stock awards, shares	[1]				11,000
Issuance of common stock through controlled equity offering facilities, net of issuance cost	[1]	464				464
Issuance of common stock through controlled equity offering facilities, net of issuance cost, shares	[1]				40,000
Issuance of common stock under employee stock purchase plans	[1]	$ 63				63
Issuance of common stock under employee stock purchase plans, shares		13,332,000			13,000
Stock-based compensation expenses	[1]	$ 1,695				1,695
Net loss	[2]	(23,330)
Net loss | Accounting Standards Update 2018-07 [Member]		(23,331)	[1],[2]					(23,331)
Unrealized gain on available-for-sale securities	[1]	1					1
Ending Balance at Dec. 31, 2019	[1]	27,543		$ 11,769	$ 1	698,572	1	(682,800)
Ending Balance, shares at Dec. 31, 2019	[1]			20,000	11,139,000
Beginning Balance at Jun. 30, 2019	[1]	11,739		$ 7,113	$ 1	676,195		(671,570)
Beginning Balance, shares at Jun. 30, 2019	[1]			12,000	7,299,000
Issuance of common and preferred stock in underwritten offering, net of issuance costs	[1]	26,032		$ 4,650		21,382
Issuance of common and preferred stock in underwritten offering, net of issuance costs, shares	[1]			8,000	3,833,000
Stock-based compensation expenses	[1]	465				465
Net loss		(5,942)	[2]					(5,942)
Unrealized gain on available-for-sale securities	[2]	0
Ending Balance at Sep. 30, 2019	[1]	32,294		$ 11,763	$ 1	698,042		(677,512)
Ending Balance, shares at Sep. 30, 2019	[1]			20,000	11,132,000
Beginning Balance at Dec. 31, 2019	[1]	27,543		$ 11,769	$ 1	698,572	1	(682,800)
Beginning Balance, shares at Dec. 31, 2019	[1]			20,000	11,139,000
Issuance of common and preferred stock in underwritten offering, net of issuance costs	[1]	12,598			$ 1	12,597
Issuance of common and preferred stock in underwritten offering, net of issuance costs, shares	[1]				6,000,000
Conversion of preferred stock to common stock	[1]			$ (6,224)		6,224
Conversion of preferred stock to common stock, shares	[1]			(10,000)	947,000
Issuance of common stock under employee stock purchase plans	[1]	23				23
Issuance of common stock under employee stock purchase plans, shares	[1]				7,000
Stock-based compensation expenses	[1]	1,106				1,106
Net loss		(16,803)	[2]					(16,803)
Unrealized gain on available-for-sale securities	[1]	(1)					$ (1)
Ending Balance at Sep. 30, 2020	[1]	24,466		$ 5,545	$ 2	718,522		(699,603)
Ending Balance, shares at Sep. 30, 2020	[1]			10,000	18,093,000
Beginning Balance at Jun. 30, 2020	[1]	16,106		$ 11,769	$ 1	699,301		(694,965)
Beginning Balance, shares at Jun. 30, 2020	[1]			20,000	11,146,000
Issuance of common and preferred stock in underwritten offering, net of issuance costs	[1]	12,598			$ 1	12,597
Issuance of common and preferred stock in underwritten offering, net of issuance costs, shares	[1]				6,000,000
Conversion of preferred stock to common stock	[1]			$ (6,224)		6,224
Conversion of preferred stock to common stock, shares	[1]			(10,000)	947,000
Stock-based compensation expenses	[1]	400				400
Net loss		(4,638)	[2]					(4,638)
Ending Balance at Sep. 30, 2020	[1]	$ 24,466		$ 5,545	$ 2	$ 718,522		$ (699,603)
Ending Balance, shares at Sep. 30, 2020	[1]			10,000	18,093,000

[1]	The condensed consolidated statement of stockholders’ equity has been adjusted to give retroactive effect to the Reverse Split for all periods presented.
[2]	Share and per-share data in the condensed consolidated statement of operations and comprehensive loss have been adjusted to give retroactive effect to the Reverse Split for all periods presented.